FINANCIAL INSTRUMENTS (Narrative) (Details) € in Thousands, ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 ILS (₪)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 ILS (₪)	Dec. 31, 2024 USD ($)
Disclosure of detailed information about financial instruments [line items]
Fair value of the investments	$ 1,776	$ 1,631
Working capital of business acquisition	10,169	11,554
Currency risk [Member] | EUR [Member] | Cash And Cash Equivalent [Member]
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	2,271	293	€ 1,411			€ 196
Currency risk [Member] | NIS [Member] | Cash And Cash Equivalent [Member]
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	429	551		₪ 998			₪ 1,397
Currency risk [Member] | USD [Member] | Cash And Cash Equivalent [Member]
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic